CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS (USD $)	3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended	18 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2010	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2011
Revenue
Service Revenue, net	$ 10,653	$ 4,555	$ 4,555	$ 18,643	$ 28,973	$ 47,616
OPERATING EXPENSES
Professional fees	37,803	1,005	1,005	87,540	1,780	89,320
Web development and hosting	22,886	4,190	8,014	38,111	20,622	58,733
Marketing	1,917	1,044	1,994	3,022	1,010	4,032
Payroll and payroll taxes	64,395	44,688	52,139	93,762	98,873	192,635
Consulting	211	38	1,038	55,211	111,673	166,884
Travel and entertainment	2,997	7,993	8,795	13,021	26,187	39,208
Impairment of intangible assets	4,706,558			4,706,558		4,706,558
General and administrative	9,034	4,739	6,987	33,519	23,164	56,683
Total Operating Expenses	4,845,801	63,697	79,972	5,030,744	283,309	5,314,053
NET LOSS FROM OPERATIONS	(4,835,148)	(59,142)	(75,417)	(5,012,101)	(254,336)	(5,266,437)
OTHER EXPENSES
Liquidated damages	16,575			16,575		16,575
Interest expense				34,726		34,726
Total other expenses	16,575			51,301		51,301
Net loss before provision for income taxes	(4,851,723)	(59,142)	(75,417)	(5,063,402)	(254,336)	(5,317,738)
Provision for Income Taxes
NET LOSS	$ (4,851,723)	$ (59,142)	$ (75,417)	$ (5,063,402)	$ (254,336)	$ (5,317,738)
Net loss per share - basic and diluted	$ (0.13)	$ 0.00	$ 0.00	$ (0.17)
Weighted average number of shares outstanding during the period - basic and diluted	36,884,141	18,788,292	17,281,001	30,056,795